Other Income (Erxpense)	12 Months Ended
Dec. 31, 2024
Other Income (Expense) [Abstract]
OTHER INCOME (ERXPENSE)
14.	OTHER INCOME (ERXPENSE)

Other income (expense) consists of the followings:

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Government subsidies (note (i))	2,886,365	—	175,688	22,618

Exchange gain (loss) on foreign currency translation, net	153,981	(98,435)	73,322	9,439
Others	112,234	29,200	(77,838)	(10,023)
Total	266,215	(69,235)	(4,516)	(584)

Note:

(i)	For the year ended December 31, 2024, the amount represented to the government subsidies provided by the Hong Kong Government, for eligible technological service and solution projects. The purpose of these initiatives is to motivate companies to improve business productivity and upgrade the business processes. There were no unfulfilled conditions nor other contingencies attached to the government subsidies.

For the year ended December 31, 2022, the government subsidies were granted by a) the Employment Support Scheme (“ESS”) under the Anti epidemic fund from the Hong Kong Government to provide financial support to enterprises. Employers participating in ESS were required to undertake and warrant that they would not implement redundancies during the subsidy. period; and spend all the wage subsidies on paying wages to their employees; b) the Dedicated Fund on Branding, Upgrading and Domestic Sales” (“BUD Fund“) from the Hong Kong Government to assist enterprises in exploring and developing PRC market. Applicants participating in BUD Fund was required to develop brands, upgrading and restructuring their operations and promoting domestic sales in the PRC; and (c) the Distance Business Programme (“D-Biz”) from the Hong Kong Government to support enterprises to adopt information technology solutions to continue their business and services during the epidemic. Applicants participating in D-Biz was required to provide information technology solution and the relevant training expenses to the employees. There were no unfulfilled conditions nor other contingencies attached to the ESS, BUD Fund and D-Biz fund.